Plan’s Interest in Master Trust - Schedule of Net Investment Gain (Details) - EBP 005 $ in Thousands	12 Months Ended
Apr. 30, 2026 USD ($)
EBP, Master Trust [Line Items]
Total income	$ 3,106,505
Total Master Trust Assets
EBP, Master Trust [Line Items]
Net appreciation in fair value of investments	3,171,797
Dividends on Medtronic plc ordinary shares	13,375
Interest and dividends	739
Total income	$ 3,185,911